Consolidated Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 898,126	$ 808,801	$ 781,907
Cost of sales	696,719	617,314	613,895
Gross profit	201,407	191,487	168,012
Selling, general and administrative expenses	107,592	102,580	84,072
Research expenses	11,601	10,790	9,459
Operating expenses	119,193	113,370	93,531
Operating profit before manufacturing facility closures, restructuring and other related charges	82,214	78,117	74,481
Manufacturing facility closures, restructuring and other related charges (Note 4)	1,359	2,408	3,666
Operating profit	80,855	75,709	70,815
Finance costs (income) (Note 3)
Interest	7,246	4,398	3,553
Other expense (income), net	(3,398)	605	(393)
Finance costs (income)	3,848	5,003	3,160
Earnings before income tax expense	77,007	70,706	67,655
Income tax expense (Note 5)
Current	6,635	8,757	8,185
Deferred	6,414	10,812	2,798
Income tax expense	13,049	19,569	10,983
Net earnings	63,958	51,137	56,672
Net earnings (loss) attributable to:
Company shareholders	64,224	51,120	56,672
Non-controlling interests	(266)	17	0
Net earnings	$ 63,958	$ 51,137	$ 56,672
Earnings per share attributable to Company shareholders (Note 6)
Basic (in US dollars per share)	$ 1.09	$ 0.87	$ 0.95
Diluted (in US dollars per share)	$ 1.08	$ 0.85	$ 0.93